Expenses (Details) - Schedule of expenses - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
General and administrative expenses
Accounting and audit	$ 499,331	$ 547,055	$ 389,798
Bad debts		5,472	26,983
Consulting	226,710	126,215	181,474
Depreciation	42,606	43,662	44,056
Employee benefits	1,212,721	1,775,809	1,531,037
Expected credit losses	8,809	(30,055)	(3,991)
Insurance	401,121	341,202	469,844
Investor relations	38,567	38,568	197,839
Legal	520,698	205,722	184,382
Listing and share registry	164,949	292,113	212,236
Occupancy			51,973
Superannuation	62,647	41,964	48,877
Travel and entertainment	9,459	1,398	91,347
Share-based payment expenses	94,890	2,116,013	(533,912)
Other	241,880	589,554	278,135
Total general and administrative expenses	3,524,388	6,094,692	3,170,078
Research and development expenses
Consulting	230,684	1,006,086	262,720
Project research and development	427,031	360,968	915,965
Total research and development expenses	657,715	1,367,054	1,178,685
Selling and marketing expenses
Selling	57,854	25,858	340,046
Marketing	113,472	90,652	295,261
Distribution costs	245,211	171,174	236,244
Total selling and marketing expenses	$ 416,537	$ 287,684	$ 871,551